Filed with the Securities and Exchange Commission on September 30, 1997.

                                                                File No. 2-78724
                                                               File No. 811-1444

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.

         Post-Effective Amendment No.   25
                                      ------

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.     25
                         ------

                              Scudder Equity Trust
                              --------------------
               (Exact Name of Registrant as Specified in Charter)

                    Two International Place, Boston, MA 02110
                    -----------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567

                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

           X      immediately upon filing pursuant to paragraph (b)
         ------
                  on February 1, 1997 pursuant to paragraph (b)
         ------
                  60 days after filing pursuant to paragraph (a)(i)
         ------
                  on __________ pursuant to paragraph (a)(i)
         ------
                  75 days after filing pursuant to paragraph (a)(ii)
         ------
                  on __________ pursuant to paragraph (a)(ii) of Rule 485
         ------

If appropriate, check the following:

                  this post-effective amendment designates a new effective date
         ------   for a previously filed post-effective amendment

The Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant has filed the notice required by Rule 24f-2 for its most recent fiscal year on November 27, 1996.

                        SCUDDER LARGE COMPANY VALUE FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

Item
No.       Item Caption                                Prospectus Caption
---       ------------                                ------------------

1.        Cover Page                                  COVER PAGE

2.        Synopsis                                    EXPENSE INFORMATION

3.        Condensed Financial Information             FINANCIAL HIGHLIGHTS
                                                      DISTRIBUTION AND PERFORMANCE INFORMATION

4.        General Description                         INVESTMENT OBJECTIVE AND POLICIES
          of Registrant                               WHY INVEST IN THE FUND?
                                                      ADDITIONAL INFORMATION ABOUT POLICIES AND
                                                            INVESTMENTS
                                                      FUND ORGANIZATION

5.        Management of the                           A MESSAGE FROM SCUDDER'S CHAIRMAN
          Fund                                        FINANCIAL HIGHLIGHTS
                                                      FUND ORGANIZATION--Investment adviser, Transfer agent
                                                      TRUSTEES AND OFFICERS

5A.       Management's Discussion                     SHAREHOLDER BENEFITS--A team approach to investing
          of Fund Performance

6.        Capital Stock and Other Securities          TRANSACTION INFORMATION--Tax information
                                                      DISTRIBUTION AND PERFORMANCE INFORMATION--
                                                           Dividends and capital gains distributions
                                                      SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                                                           Information Line, T.D.D. service for the hearing impaired,
                                                           Dividend reinvestment plan
                                                      FUND ORGANIZATION
                                                      HOW TO CONTACT SCUDDER

7.        Purchase of Securities Being Offered        PURCHASES
                                                      TRANSACTION INFORMATION--Purchasing shares, Share
                                                           price, Processing time, Third party transactions, Minimum
                                                           balances
                                                      SHAREHOLDER BENEFITS--Dividend Reinvestment Plan
                                                      INVESTMENT PRODUCTS AND SERVICES
                                                      SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                      FUND ORGANIZATION--Underwriter

8.        Redemption or Repurchase                    EXCHANGES AND REDEMPTIONS
                                                      TRANSACTION INFORMATION--Redeeming shares, Tax
                                                           Identification Number, Minimum balances

9.        Pending Legal Proceedings                   NOT APPLICABLE

                            Cross Reference - Page 1


                        SCUDDER LARGE COMPANY VALUE FUND
                              CROSS REFERENCE SHEET

PART B
------

Item
No.       Item Caption                                Caption in Statement of Additional Information
---       ------------                                ----------------------------------------------

10.       Cover Page                                  COVER PAGE

11.       Table of Contents                           TABLE OF CONTENTS

12.       General Information and History             FUND ORGANIZATION

13.       Investment Objectives and Policies          THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                                                      PORTFOLIO TRANSACTIONS--Brokerage Commissions
                                                            and Portfolio Turnover

14.       Management of the Fund                      INVESTMENT ADVISER
                                                      TRUSTEES AND OFFICERS
                                                      REMUNERATION

15.       Control Persons and Principal Holders of    TRUSTEES AND OFFICERS
          Securities

16.       Investment Advisory and Other Services      INVESTMENT ADVISER
                                                      DISTRIBUTOR
                                                      ADDITIONAL INFORMATION--Experts, Other Information

17.       Brokerage Allocation and Other Practices    PORTFOLIO TRANSACTIONS--Brokerage Commissions
                                                           and Portfolio Turnover

18.       Capital Stock and Other Securities          FUND ORGANIZATION
                                                      DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.       Purchase, Redemption and Pricing of         PURCHASES
          Securities Being Offered                    EXCHANGES AND REDEMPTIONS
                                                      FEATURES AND SERVICES OFFERED BY THE FUND--Distribution Plans
                                                      SPECIAL PLAN ACCOUNTS
                                                      NET ASSET VALUE

20.       Tax Status                                  DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                      TAXES

21.       Underwriters                                DISTRIBUTOR

22.       Calculation of Performance Data             PERFORMANCE INFORMATION

23.       Financial Statements                        FINANCIAL STATEMENTS


                            Cross Reference - Page 2


                               SCUDDER VALUE FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A
------

Item
No.       Item Caption                                Prospectus Caption
---       ------------                                ------------------

1.        Cover Page                                  COVER PAGE

2.        Synopsis                                    EXPENSE INFORMATION

3.        Condensed Financial Information             FINANCIAL HIGHLIGHTS
                                                      DISTRIBUTION AND PERFORMANCE INFORMATION

4.        General Description of Registrant           INVESTMENT OBJECTIVE AND POLICIES
                                                      WHY INVEST IN THE FUND?
                                                      ADDITIONAL INFORMATION ABOUT POLICIES AND
                                                            INVESTMENTS
                                                      FUND ORGANIZATION

5.        Management of the Fund                      A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                      FINANCIAL HIGHLIGHTS
                                                      FUND ORGANIZATION--Investment adviser, Transfer agent
                                                      TRUSTEES AND OFFICERS

5A.       Management's Discussion of Fund             SHAREHOLDER BENEFITS--A team approach to investing
          Performance

6.        Capital Stock and Other Securities          TRANSACTION INFORMATION--Tax information
                                                      DISTRIBUTION AND PERFORMANCE INFORMATION--
                                                           Dividends and capital gains distributions
                                                      SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                                                           Information Line, T.D.D. service for the hearing impaired,
                                                           Dividend reinvestment plan
                                                      FUND ORGANIZATION
                                                      HOW TO CONTACT SCUDDER

7.        Purchase of Securities Being Offered        PURCHASES
                                                      TRANSACTION INFORMATION--Purchasing shares, Share
                                                           price, Processing time, Third party transactions, Minimum
                                                           balances
                                                      SHAREHOLDER BENEFITS--Dividend Reinvestment Plan
                                                      INVESTMENT PRODUCTS AND SERVICES
                                                      SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                      FUND ORGANIZATION--Underwriter

8.        Redemption or Repurchase                    EXCHANGES AND REDEMPTIONS
                                                      TRANSACTION INFORMATION--Redeeming shares, Tax
                                                           Identification Number, Minimum balances

9.        Pending Legal Proceedings                   NOT APPLICABLE


                            Cross Reference - Page 3


                               SCUDDER VALUE FUND
                              CROSS REFERENCE SHEET

PART B
------

Item
No.       Item Caption                                Caption in Statement of Additional Information
---       ------------                                ----------------------------------------------

10.       Cover Page                                  COVER PAGE

11.       Table of Contents                           TABLE OF CONTENTS

12.       General Information and History             FUND ORGANIZATION

13.       Investment Objectives and Policies          THE FUND'S INVESTMENT OBJECTIVE AND  POLICIES
                                                      PORTFOLIO TRANSACTIONS--Brokerage Commissions
                                                            and Portfolio Turnover

14.       Management of the Fund                      INVESTMENT ADVISER
                                                      TRUSTEES AND OFFICERS
                                                      REMUNERATION

15.       Control Persons and Principal Holders of    TRUSTEES AND OFFICERS
          Securities

16.       Investment Advisory and Other Services      INVESTMENT ADVISER
                                                      DISTRIBUTOR
                                                      ADDITIONAL INFORMATION--Experts, Other Information

17.       Brokerage Allocation and Other Practices    PORTFOLIO TRANSACTIONS--Brokerage Commissions
                                                           and Portfolio Turnover

18.       Capital Stock and Other Securities          FUND ORGANIZATION
                                                      DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.       Purchase, Redemption and Pricing of         PURCHASES
          Securities Being Offered                    EXCHANGES AND REDEMPTIONS
                                                      FEATURES AND SERVICES OFFERED BY THE FUND--
                                                           Distribution Plans
                                                      SPECIAL PLAN ACCOUNTS
                                                      NET ASSET VALUE

20.       Tax Status                                  DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                      TAXES

21.       Underwriters                                DISTRIBUTOR

22.       Calculation of Performance Data             PERFORMANCE INFORMATION

23.       Financial Statements                        FINANCIAL STATEMENTS

                            Cross Reference - Page 4

                                     Part A

Part A of this Post-Effective Amendment No. 25 to the Registration Statement is incorporated by reference in its entirety to the Scudder Equity Trust's current Post- Effective Amendment No. 24 on Form N-1A filed on December 3, 1996 and to its definitive Rule 497(c) filing on February 14, 1997.

                                     Part B


Part B of this Post-Effective Amendment No. 25 to the Registration Statement is incorporated by reference in its entirety to the Scudder Equity Trust's current Post- Effective Amendment No. 24 on Form N-1A filed on December 3, 1996 and to its definitive Rule 497(c) filing on February 14, 1997.

                              SCUDDER EQUITY TRUST

                            PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
--------  ---------------------------------

         a.       Financial Statements

                  Included in Part A of this Registration Statement:

                  For Scudder Large Company Value Fund:

                           Financial Highlights for the ten fiscal years ended September 30, 1996.
                           (Incorporated by reference to Post-Effective Amendment No. 24 to this Registration
                           Statement.)


                  For Scudder Value Fund:

                           Financial Highlights for the period December 31, 1992 (commencement of operations) to
                           September 30, 1994 and for the three fiscal years ended September 30, 1996.
                           (Incorporated by reference to Post-Effective Amendment No. 24 to this Registration
                           Statement.)

                  Included in Part B of this Registration Statement:

                  For Scudder Large Company Value Fund:

                           Investment Portfolio as of September 30, 1996
                           Statement of Assets and Liabilities as of September 30, 1996
                           Statement of Operations for the fiscal year ended September 30, 1996
                           Statements of Changes in Net Assets for the three fiscal years ended September 30, 1996
                           Financial Highlights for the ten fiscal years ended September 30, 1996
                           Notes to Financial Statements
                           Report of Independent Accountants
                           (Incorporated by reference to Post-Effective Amendment No. 24 to this Registration
                           Statement.)

                  For Scudder Value Fund:

                           Investment Portfolio as of September 30, 1996
                           Statement of Assets and Liabilities as of September 30, 1996
                           Statement of Operations for the fiscal year ended September 30, 1996
                           Statements of Changes in Net Assets for the three
                           fiscal years ended September 30, 1996
                           Financial Highlights for the period December 31, 1992 (commencement of operations) to
                           September 30, 1993 and for the three fiscal years ended September 30, 1996
                           Notes to Financial Statements
                           Report of Independent Accountants
                           (Incorporated by reference to Post-Effective Amendment No. 24 to this Registration
                           Statement.)

         Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

                                Part C - Page 1

                   b.        Exhibits:

                             1.       (a)     Amended and Restated Declaration of Trust dated March 17, 1988, is filed herein.

                                      (b)     Establishment and Designation of Series dated December 15, 1986, is filed herein.

                                      (c)     Amended Establishment and Designation of Series dated May 4,
                                              1987, is filed herein

                                      (d)     Certificate of Amendment dated December 13, 1990, is filed herein.

                                      (e)     Establishment and Designation of Series dated October 6, 1992, is filed herein.

                                      (f)     Redesignation of Series by the Registrant on behalf of Scudder
                                              Capital Growth Fund, dated December 2, 1996, is filed herein.

                             2.       (a)     By-Laws as of October 16, 1985, is filed herein.

                                      (b)     Amendment to the By-Laws of Registrant as amended through
                                              December 9, 1985, is filed herein.

                                      (c)     Amendment to the Registrant's By-Laws dated December 12, 1991, is filed herein.

                                      (d)     Amendment to the Registrant's By-Laws dated September 17, 1992, is filed herein.

                             3.               Inapplicable.

                             4.               Specimen certificate representing shares of beneficial interest ($.01 par value). (Incorporated by reference to Exhibit 4 to Post-Effective
                                              Amendment No. 12 to this Registration Statement.)

                             5.       (a)     Investment Advisory Agreement between the Registrant (on behalf of
                                              Scudder Capital Growth Fund) and Scudder, Stevens & Clark Ltd.
                                              dated March 31, 1986, is filed herein.

                                      (b)     Investment Advisory Agreement between the Registrant (on behalf of Scudder Equity Income Fund) and Scudder, Stevens & Clark Ltd.
                                              dated May 1, 1987, is filed herein.

                                      (c)     Investment Management Agreement between Scudder Capital Growth Fund and Scudder, Stevens & Clark, Inc. dated December 14, 1990, is filed herein.

                                      (d)     Investment Management Agreement between the Registrant (on behalf of Scudder Value Fund) and Scudder, Stevens & Clark, Inc.
                                              dated December 28, 1992, is filed herein.

                             6.               Underwriting Agreement between the Registrant and Scudder Fund
                                              Distributors, Inc. dated May 1, 1987, is filed herein.

                                Part C - Page 2

                             7.               Inapplicable.

                             8.       (a)(1)  Custodian Agreement between the Registrant and State Street Bank and Trust Company dated October 1, 1982, is filed herein.

                                      (a)(2)  Fee schedule for Exhibit 8(a)(l), is filed herein.

                                      (a)(3)  Amendment to Custodian Contract dated March 31, 1986, is filed herein.

                                      (a)(4)  Amendment to Custodian Contract dated October 1, 1982, is filed herein.

                                      (a)(5)  Amendment to Custodian Contract dated September 16, 1988, is filed herein.

                                      (a)(6)  Amendment to Custodian Contract dated December 13, 1990, is filed herein.

                                      (a)(7)  Fee schedule for Exhibit 8(a)(1) is filed herein.

                                      (b)(1)  Agency Agreement between State Street Bank and Trust Company and The Bank of New York, London office dated January 1, 1979, is filed herein.

                                      (c)(1)  Subcustody Agreement between State Street Bank and the Chase
                                              Manhattan Bank, N.A. dated September 1, 1986, is filed herein.

                             9.       (a)(1)  Transfer Agency and Service Agreement between the Registrant and Scudder Service Corporation dated October 2, 1989, is filed herein.

                                      (a)(2)  Fee schedule for Exhibit 9(a)(1), is filed herein.

                                      (a)(3)  Form of revised fee schedule for Exhibit 9(a)(1) is filed herein.
                                              (Incorporated by reference to Exhibit 9(a)(3) to Post-Effective
                                              Amendment No. 23 to this Registration Statement.)

                                      (b)(1)  Compass Service Agreement between the Registrant and Scudder Trust
                                              Company dated January 1, 1990, is filed herein.

                                      (b)(2)  Fee Schedule for Exhibit 9(b)(1), is filed herein.

                                      (b)(3)  COMPASS Service Agreement between Scudder Trust Company and the Registrant dated October 1, 1995.
                                              (Incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement.)

                                      (c)     Shareholder Services Agreement between the Registrant and Charles
                                              Schwab & Co., Inc. dated June 1, 1990, is filed herein.

                                      (c)(1)  Service Agreement between Copeland Associates, Inc. and Scudder
                                              Service Corporation (on behalf of Scudder Equity Trust) dated June
                                              8, 1995.
                                              (Incorporated by reference to Exhibit 9(c)(1) to Post-Effective
                                              Amendment No. 23 to this Registration Statement.)

                                Part C - Page 3

                                      (d)     Inapplicable.

                                      (e)(1)  Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Capital Growth Fund, and Scudder Fund
                                              Accounting Corporation dated October 19, 1994
                                              is filed herein.

                                      (e)(2)  Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Value Fund, and Scudder Fund Accounting
                                              Corporation dated October 24, 1994 is filed herein.

                                      (f)     Special Servicing Agreement dated November 15, 1996, between
                                              Scudder Pathway Series and the Registrant, on behalf of Scudder
                                              Capital Growth Fund and Scudder Value Fund is filed herein.

                             10.              Inapplicable.

                             11.              Inapplicable.

                             12.              Inapplicable.

                             13.              Inapplicable.

                             14.      (a)     Scudder Flexi-Plan for Corporations and Self-Employed
                                              Individuals, is filed herein.

                                      (b)     Scudder Individual Retirement Plan, is filed herein.

                                      (c)     SEP-IRA, is filed herein.

                                      (d)     Scudder Funds 403(b) Plan, is filed herein.

                                      (e)     Scudder Cash or Deferred Profit Sharing Plan under Section 401(k), is filed herein.

                             15.              Inapplicable.

                             16.              Schedule for Computation of Performance Quotation, is filed herein.

                             17.              Financial Data Schedules.
                                              (Incorporated by reference to Exhibit 17 to Post-Effective
                                              Amendment No. 24 to this Registration Statement.)

Item 25.          Persons Controlled by or Under Common Control with Registrant.
--------          --------------------------------------------------------------

                  None

                                Part C - Page 4

Item 26.          Number of Holders of Securities (as of September 2, 1997).
--------          ----------------------------------------------------------

                                           (1)                                              (2)
                                      Title of Class                           Number of Record Shareholders
                                      --------------                           -----------------------------

                             Scudder Large Company Value Fund                              80,346
                              shares of beneficial interest
                                     ($.01 par value)

                                    Scudder Value Fund                                     16,291
                              shares of beneficial interest
                                     ($.01 par value)


Item 27.          Indemnification.
--------          ----------------

         A policy of insurance covering Scudder, Stevens & Clark, Inc., its affiliates including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties. Article IV, Sections 4.1 - 4.3 of the Registrant's Declaration of Trust states as follows:

         Section 4.1.  No Personal Liability of Shareholders, Trustees, Etc.
         No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the shareholder who is entitled to indemnification or reimbursement was a shareholder at the time the act or event occurred which gave rise to the claim against or liability of said shareholder. The rights accruing to a Shareholder under this
         Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

         Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                  (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                                Part C - Page 5

                  (ii) the words "claim," "action," "suit," or "proceeding"
            shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

            (b) No indemnification shall be provided hereunder to a Trustee or officer:

                  (i) against any liability to the Trust, a series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                  (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                  (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or
            (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                  (A) by the court or other body approving the settlement or other disposition; or

                  (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

            (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall insure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

            (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
            Section 4.3, provided that either:

                  (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

            As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

                                Part C - Page 6

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ---------------------------------------

Stephen R. Beckwith        Director, Vice President, Treasurer, Chief Operating Officer & Chief Financial Officer,
                                 Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, The Latin America Dollar Income Fund, Inc.  (investment company)**
                           President & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           President, The Japan Fund, Inc. (investment company)**
                           Supervisory Director, The Latin America Income and Appreciation Fund N.V. (investment company) +
                           Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                           Supervisory Director, Scudder Mortgage Fund (investment company)+
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I
                                 & II (investment company) +
                           Director, Canadian High Income Fund (investment company)#
                           Director, Hot Growth Companies Fund (investment company)#
                           Director, Sovereign High Yield Investment Company (investment company)+
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A. (investment manager) #

Nicholas Bratt             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           President & Director, The Brazil Fund, Inc. (investment company)**
                           President & Director, The First Iberian Fund, Inc. (investment company)**
                           President & Director, Scudder International Fund, Inc.  (investment company)**
                           President & Director, Scudder Global Fund, Inc. (President on all series except Scudder
                                 Global Fund) (investment company)**
                           President & Director, The Korea Fund, Inc. (investment company)**
                           President & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President, The Argentina Fund, Inc. (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Vice President, Scudder, Stevens & Clark Overseas Corporationoo

E. Michael Brown           Director, Chief Administrative Officer, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Trustee, Scudder GNMA Fund (investment company)*
                           Trustee, Scudder Portfolio Trust (investment  company)*
                           Trustee, Scudder U.S. Treasury Fund (investment company)*
                           Trustee, Scudder Tax Free Money Fund (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Trustee, Scudder Cash Investment Trust (investment company)*
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

                                Part C - Page 7

                           Director & President, Scudder Realty Holding Corporation (a real estate holding company)*
                           Director & President, Scudder Trust Company (a trust company)+++
                           Director, Scudder Trust (Cayman) Ltd.

Mark S. Casady             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director & Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & Vice President, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*

Linda C. Coughlin          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Trustee, AARP Cash Investment Funds  (investment company)**
                           Chairman & Trustee, AARP Growth Trust (investment company)**
                           Chairman & Trustee, AARP Income Trust (investment company)**
                           Chairman & Trustee, AARP Tax Free Income Trust  (investment company)**
                           Chairman & Trustee, AARP Managed Investment Portfolios Trust  (investment company)**
                           Director & Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

Jerard K. Hartman          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder California Tax Free Trust (investment company)*
                           Vice President, Scudder Equity Trust (investment company)**
                           Vice President, Scudder Cash Investment Trust (investment company)*
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President, Scudder Portfolio Trust (investment company)*
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder International Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President, Scudder Municipal Trust (investment company)*
                           Vice President, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President, Scudder New Asia Fund, Inc. (investment company)**
                           Vice President, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President, Scudder Securities Trust (investment company)*
                           Vice President, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder Funds Trust (investment company)**
                           Vice President, Scudder Tax Free Money Fund (investment company)*
                           Vice President, Scudder Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund (investment company)*
                           Vice President, Scudder Pathway Series (investment company)*
                           Vice President, Scudder Variable Life Investment Fund (investment company)*
                           Vice President, The Brazil Fund, Inc. (investment company)**
                           Vice President, The Korea Fund, Inc. (investment company)**
                           Vice President, The Argentina Fund, Inc. (investment company)**
                           Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian
                                 investment adviser) Toronto, Ontario, Canada
                           Vice President, The First Iberian Fund, Inc. (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**

                                Part C - Page 8

Richard A. Holt            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Variable Life Investment Fund (investment company)*

John T. Packard            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, Montgomery Street Income Securities, Inc. (investment company) o
                           Chairman, Scudder Realty Advisors, Inc. (realty investment adviser) x

Daniel Pierce              Chairman & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman, Vice President & Director, Scudder Global Fund, Inc.  (investment company)**
                           Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Chairman & Director, The First Iberian Fund, Inc. (investment company)**
                           Chairman & Director, Scudder International Fund, Inc. (investment company)**
                           Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President & Trustee, Scudder Equity Trust (investment company)**
                           President & Trustee, Scudder GNMA Fund (investment company)*
                           President & Trustee, Scudder Portfolio Trust (investment company)*
                           President & Trustee, Scudder Funds Trust (investment company)**
                           President & Trustee, Scudder Securities Trust (investment company)*
                           President & Trustee, Scudder Investment Trust (investment company)*
                           President & Director, Scudder Institutional Fund, Inc. (investment company)**
                           President & Director, Scudder Fund, Inc. (investment company)**
                           President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                           Vice President & Trustee, Scudder Pathway Series (investment company)*
                           Trustee, Scudder California Tax Free Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President, Montgomery Street Income Securities, Inc. (investment company) o
                           Chairman & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser), Toronto, Ontario, Canada
                           Chairman & Director, Scudder Global Opportunities Funds (investment company) Luxembourg
                           Chairman, Scudder, Stevens & Clark, Ltd. (investment adviser) London, England
                           President & Director, Scudder Precious Metals, Inc. xxx
                           Vice President, Director & Assistant Secretary, Scudder Realty Holdings Corporation
                                 (a real estate holding company)*
                           Vice President, Director & Assistant Treasurer, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Director, Scudder Latin America Investment Trust PLC (investment company)@
                           Director, Fiduciary Trust Company (banking & trust company) Boston, MA
                           Director, Fiduciary Company Incorporated (banking & trust company) Boston, MA
                           Trustee, New England Aquarium, Boston, MA
                           Incorporator, Scudder Trust Company (a trust company)+++

Kathryn L. Quirk           Director, Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder,
                                 Stevens & Clark, Inc. (investment adviser)**
                           Director, Vice President & Assistant Secretary, The Argentina Fund, Inc. (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder International Fund, Inc.
                                 (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder New Asia Fund (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder Global Fund, Inc. (investment company)**

                                Part C - Page 9

                           Trustee, Vice President & Assistant Secretary, Scudder Equity Trust (investment company)**
                           Trustee, Vice President & Assistant Secretary, Scudder Securities Trust (investment company)*
                           Trustee, Vice President & Assistant Secretary, Scudder Funds Trust (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Trustee, Scudder Cash Investment Trust (investment company)*
                           Vice President & Trustee, Scudder Tax Free Money Fund (investment company)*
                           Vice President & Trustee, Scudder Tax Free Trust (investment company)*
                           Vice President & Secretary, AARP Growth Trust (investment company)**
                           Vice President & Secretary, AARP Income Trust (investment company)**
                           Vice President & Secretary, AARP Tax Free Income Trust (investment company)**
                           Vice President & Secretary, AARP Cash Investment Funds (investment company)**
                           Vice President & Secretary, AARP Managed Investment Portfolios Trust (investment company)**
                           Vice President & Secretary, The Japan Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder World Income Opportunities Fund, Inc.
                                 (investment company)**
                           Vice President & Assistant Secretary, The Korea Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Brazil Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Montgomery Street Income Securities, Inc.
                                 (investment company)o
                           Vice President & Assistant Secretary, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Pathway Series (investment company)*
                           Vice President & Assistant Secretary, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Variable Life Investment Fund (investment company)*
                           Vice President & Assistant Secretary, The First Iberian Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Latin America Dollar Income Fund, Inc.
                                 (investment company)**
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Director, Senior Vice President & Clerk, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation (a real estate holding company)*
                           Director & Clerk, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc. xxx

Cornelia M. Small          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, AARP Cash Investment Funds (investment company)**
                           President, AARP Growth Trust (investment company)**
                           President, AARP Income Trust (investment company)**
                           President, AARP Tax Free Income Trust (investment company)**
                           President, AARP Managed Investment Portfolio Trust (investment company)**

                                Part C - Page 10

Edmond D. Villani          Director, President & Chief Executive Officer, Scudder, Stevens & Clark, Inc.
                                 (investment adviser)**
                           Chairman & Director, The Argentina Fund, Inc. (investment company)**
                           Chairman & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Chairman & Director, Scudder World Income Opportunities Fund, Inc. (investment company)**
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities
                                 I & II (investment company)+
                           Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Director, The Brazil Fund, Inc. (investment company)**
                           Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                           President & Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Director, IBJ Global Investment Management S.A., (Luxembourg investment management company) Luxembourg, Grand-Duchy of Luxembourg

Stephen A. Wohler          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Montgomery Street Income Securities, Inc. (investment company) o

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         ++       Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
         +++      5 Industrial Way, Salem, NH
         o        101 California Street, San Francisco, CA
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         +        John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
         xx       De Ruyterkade 62, P.O. Box 812, Willemstad Curacao, Netherlands Antilles
         ##       2 Boulevard Royal, Luxembourg
         ***      B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         @        c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon, U.K.

Item 29.          Principal Underwriters.
--------          -----------------------

         (a)      Scudder California Tax Free Trust
                  Scudder Cash Investment Trust
                  Scudder Equity Trust
                  Scudder Fund, Inc.
                  Scudder Funds Trust
                  Scudder Global Fund, Inc.
                  Scudder GNMA Fund
                  Scudder Institutional Fund, Inc.
                  Scudder International Fund, Inc.
                  Scudder Investment Trust
                  Scudder Municipal Trust
                  Scudder Mutual Funds, Inc.
                  Scudder Pathway Series
                  Scudder Portfolio Trust
                  Scudder Securities Trust


                                Part C - Page 11

                  Scudder State Tax Free Trust
                  Scudder Tax Free Money Fund
                  Scudder Tax Free Trust
                  Scudder U.S. Treasury Money Fund
                  Scudder Variable Life Investment Fund
                  AARP Cash Investment Funds
                  AARP Growth Trust
                  AARP Income Trust
                  AARP Tax Free Income Trust
                  AARP Managed Investment Portfolios Trust
                  The Japan Fund, Inc.

         (b)

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         E. Michael Brown                  Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Mark S. Casady                    Director and Vice President             None
         Two International Place
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President,               Vice President
         Two International Place           Treasurer and Assistant Clerk
         Boston, MA 02110

         David S. Lee                      Director, President and Assistant       Trustee & Vice President
         Two International Place           Treasurer
         Boston, MA 02110

                                Part C - Page 12

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Thomas F. McDonough               Clerk                                   Vice President, Secretary
         Two International Place                                                   & Assistant Treasurer
         Boston, MA 02110

         Thomas H. O'Brien                 Assistant Treasurer                     None
         345 Park Avenue
         New York, NY  10154

         Edward J. O'Connell               Assistant Treasurer                     Vice President & Assistant
         345 Park Avenue                                                           Treasurer
         New York, NY 10154

         Daniel Pierce                     Director, Vice President                President & Trustee
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President and     Trustee, Vice President &
         345 Park Avenue                   Assistant Clerk                         Assistant Secretary
         New York, NY  10154

         Robert A. Rudell                  Vice President                          None
         Two International Place
         Boston, MA 02110

         Edmund J. Thimme                  Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         Sydney S. Tucker                  Vice President                          None
         Two International Place
         Boston, MA 02110

         David B. Watts                    Assistant Treasurer                     None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA 02110


                                Part C - Page 13

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage             Other
                 Underwriter             Commissions       and Repurchases       Commissions        Compensation
                 -----------             -----------       ---------------       -----------        ------------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., Two International Place, Boston, Massachusetts 02110. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.

Item 32.          Undertakings.
--------          -------------

                  Inapplicable.





                                Part C - Page 14

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 17th day of September, 1997.


                                                 SCUDDER EQUITY TRUST

                                             By /s/Thomas F. McDonough
                                             -------------------------
                                                Thomas F. McDonough,
                                                Vice President Secretary,
                                                and Assistant Treasurer


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/Daniel Pierce
--------------------------------------
Daniel Pierce*                              President (Principal Executive               September 17, 1997
                                            Officer) and Trustee


/s/Paul Bancroft III
--------------------------------------
Paul Bancroft III*                          Trustee                                      September 17, 1997


/s/Sheryle J. Bolton
--------------------------------------
Sheryle J. Bolton*                          Trustee                                      September 17, 1997


/s/William T. Burgin
--------------------------------------
William T. Burgin*                          Trustee                                      September 17, 1997



/s/Thomas J. Devine
--------------------------------------
Thomas J. Devine*                           Trustee                                      September 17, 1997


/s/Keith R. Fox
--------------------------------------
Keith R. Fox*                               Trustee                                      September 17, 1997


/s/David S. Lee
--------------------------------------
David S. Lee*                               Vice President and Trustee                   September 17, 1997


/s/Wilson Nolen
--------------------------------------
Wilson Nolen*                               Trustee                                      September 17, 1997


/s/Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk*                           Vice President, Assistant Secretary          September 17, 1997
                                            and Trustee


/s/Gordon Shillinglaw
--------------------------------------
Gordon Shillinglaw*                         Trustee                                      September 17, 1997


/s/Pamela A. McGrath
--------------------------------------
Pamela A. McGrath                           Vice President and Treasurer                 September 17, 1997
                                            (Principal Financial and Accounting
                                            Officer)




*By:     /s/Thomas F. McDonough
         ----------------------
         Thomas F. McDonough,
         Attorney-in-Fact pursuant to
         powers of attorney contained in
         the signature pages of
         Post-Effective Amendment Nos.23 and 26
         to the Registration Statement,
         filed January 30, 1996
         and September 1997, respectively.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts on the 17th day of September, 1997.

                                                     SCUDDER EQUITY TRUST


                                                By /s/Thomas F. McDonough
                                                  -----------------------
                                                    Thomas F. McDonough,
                                                    Vice President, Secretary,
                                                    and Assistant Treasurer

     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint David S. Lee, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                   TITLE                                        DATE

/s/William T. Burgin
--------------------------------------
William T. Burgin                           Trustee                                      September 17, 1997




                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts on the 17th day of September, 1997.

                                                     SCUDDER EQUITY TRUST


                                                By /s/Thomas F. McDonough
                                                   -----------------------
                                                    Thomas F. McDonough,
                                                    Vice President, Secretary,
                                                    and Assistant Treasurer


     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint David S. Lee, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, her true and lawful attorney and agent to execute in her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk                            Trustee                                      September 17, 1997


                                   SIGNATURES
                                   ----------

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 1st day of December 1988.

                                              SCUDDER EQUITY TRUST

                                              By /s/George S. Johnston
                                                 -----------------------------
                                                 George S. Johnston, President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, each of the undersigned in his capacity as a trustee or officer, or both, as the case may be of the Registrant, does hereby appoint David S. Lee, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desireable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of each of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as each of the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

    SIGNATURE                                   TITLE                                DATE
    ---------                                   -----                                ----

                                        President (Principal
/s/George S. Johnston                   Executive Officer)
-------------------------------         and Trustee                                  December 1, 1988


/s/Edmund R. Swanberg
-------------------------------
Edmund R. Swanberg                      Trustee                                      December 1, 1988


/s/Paul Bancroft
-------------------------------
Paul Bancroft III                       Trustee                                      December 1, 1988


/s/Juris Padegs
-------------------------------
Juris Padegs                            Trustee                                      December 1, 1988


/s/Thomas J. Devine
-------------------------------
Thomas J. Devine                        Trustee                                      December 1, 1988


                                      -1-

    SIGNATURE                                   TITLE                                DATE
    ---------                                   -----                                ----


/s/Robert W. Lear
-------------------------------
Robert W. Lear                          Trustee                                      December 1, 1988


/s/Wilson Nolen
-------------------------------
Wilson Nolen                            Trustee                                      December 1, 1988


/s/Gordon Shillinglaw
-------------------------------
Gordon Shillinglaw                      Trustee                                      December 1, 1988


/s/David S. Lee
-------------------------------
David S. Lee                            Trustee                                      December 1, 1988


/s/Edward J. O'Connell
-------------------------------         Treasurer (Principal Financial
Edward J. O'Connell                     and Accounting Officer)                      December 1, 1988

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 30th day of October 1992.

                                        SCUDDER EQUITY TRUST
                                        By /s/Thomas F. McDonough
                                           ----------------------------------
                                           Thomas F. McDonough, Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, each of the undersigned in his capacity as a trustee or officer, or both, as the case may be of the Registrant, does hereby appoint David S. Lee, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of each of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as each of the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

    SIGNATURE                                   TITLE                                DATE
    ---------                                   -----                                ----

                                        President (Principal
/s/Daniel Pierce                        Executive Officer)
-------------------------------         and Trustee                                  October 30, 1992


/s/Paul Bancroft III
-------------------------------
Paul Bancroft III*                      Trustee                                      October 30, 1992


/s/Thomas J. Devine
-------------------------------
Thomas J. Devine*                       Trustee                                      October 30, 1992


/s/David S. Lee
-------------------------------
David S. Lee*                           Trustee                                      October 30, 1992


/s/Douglas M. Loudon
-------------------------------
Douglas M. Loudon                       Trustee                                      October 30, 1992


/s/Wilson Nolen
-------------------------------
Wilson Nolen*                           Trustee                                      October 30, 1992


/s/Juris Padegs
-------------------------------
Juris Padegs*                           Trustee                                      October 30, 1992



    SIGNATURE                                   TITLE                                DATE
    ---------                                   -----                                ----


/s/Gordon Shillinglaw
-------------------------------
Gordon Shillinglaw*                     Trustee                                      October 30, 1992


/s/Robert G. Stone
-------------------------------
Robert G. Stone                         Trustee                                      October 30, 1992


/s/Pamela A. McGrath
-------------------------------         Treasurer (Principal Financial
Pamela A. McGrath                       and Accounting Officer)                      October 30, 1992


*By:  /s/Thomas F. McDonough
     --------------------------------
     Thomas F. McDonough,
     Attorney-in-Fact pursuant to
     a power of attorney contained
     in the signature page of Post-
     Effective Amendment No. 12 to
     the Registration Statement,
     filed December 2, 1988.

                                                               File No.  2-78724
                                                               File No. 811-1444







                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 25

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 25

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                              SCUDDER EQUITY TRUST

                              SCUDDER EQUITY TRUST

                                  EXHIBIT INDEX


                                  Exhibit 1(a)

                                  Exhibit 1(b)

                                  Exhibit 1(c)

                                  Exhibit 1(d)

                                  Exhibit 1(e)

                                  Exhibit 1(f)

                                  Exhibit 2(a)

                                  Exhibit 2(b)

                                  Exhibit 2(c)

                                  Exhibit 2(d)

                                  Exhibit 5(a)

                                  Exhibit 5(b)

                                  Exhibit 5(c)

                                  Exhibit 5(d)

                                    Exhibit 6

                                 Exhibit 8(a)(1)

                                 Exhibit 8(a)(2)

                                 Exhibit 8(a)(3)

                                 Exhibit 8(a)(4)

                                 Exhibit 8(a)(5)

                                 Exhibit 8(a)(6)

                                 Exhibit 8(a)(7)

                                 Exhibit 8(b)(1)

                                 Exhibit 8(c)(1)

                                 Exhibit 9(a)(1)

                                 Exhibit 9(a)(2)

                                 Exhibit 9(b)(1)

                                 Exhibit 9(b)(2)

                                  Exhibit 9(c)

                                 Exhibit 9(e)(1)

                                 Exhibit 9(e)(2)

                                  Exhibit 9(f)

                                  Exhibit 14(a)

                                  Exhibit 14(b)

                                  Exhibit 14(c)

                                  Exhibit 14(d)

                                  Exhibit 14(e)

                                   Exhibit 16